                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05634

Morgan Stanley Strategist Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York          10020
   (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: July 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY STRATEGIST FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended July 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED JULY 31, 2005

                                                      LEHMAN
                                                BROTHERS U.S.           LIPPER
                                                  GOVERNMENT/         FLEXIBLE
                                    S&P 500(R)         CREDIT        PORTFOLIO
CLASS A  CLASS B  CLASS C  CLASS D    INDEX(1)       INDEX(2)   FUNDS INDEX(3)
  14.23%   13.49%   13.44%   14.60%      14.04%          4.94%           13.14%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

While this past year might ultimately be viewed as a key inflection point for interest rates and inflation, asset class performance for the reporting period provided attractive returns relative to recent history. Stocks, as measured by the S&P 500(R) Index, returned just over 14 percent, while bonds, as measured by the Lehman Brothers U.S. Government/Credit Index, returned nearly five percent. Yields on short-term investments nearly tripled, as certificates of deposit and other short-term instruments recalibrated to higher federal funds target rates.

In June 2004, reacting to a lowered risk of deflation and more confident that economic growth was imminent, the Federal Reserve began raising short term interest rates, taking the federal funds target rate from 1.00 percent to 3.25 percent by July 31, 2005. While persistent in their drive to remove "easy" or accommodative credit from the economy, the central bank found that their "measured," predictable pace did little to slow asset class appreciation, especially in markets which depend on low interest rates to grow, such as housing, consumer durables and consumer financing. As of the close of the reporting period, it would appear that this cycle of tightening has had little impact on economic activity, leading us to surmise that the Federal Reserve will likely continue to increase rates until there is some sense that monetary policy is no longer fueling growth.

A balancing act between price increases and competitive discounting kept most inflation indicators in check during the reporting period, although the inflation picture clearly deteriorated as the summer months approached. While many consumer goods, such as autos, personal computers, and services in general, carried manufacturers' discounts and rebates (in an attempt to hold market share), both individual and corporate buyers saw sharp price increases in a number of goods and services. Oil, copper, gold and many agricultural commodity prices also rose throughout the year, but only more recently began to affect consumers at the retail level.

Despite higher rates and price pressures, corporate profits continued to come in well ahead of expectations. Corporations around the world demonstrated strong capital disciplines and avoided the temptations of large mergers and acquisitions; preferring instead to retain cash, buy back their own stock, raise dividends and lower debt. Cash flows have filled corporate coffers, and have led to 75-year highs in balance sheet strength.

On the international front, although ongoing geopolitical uncertainty cast a shadow, economic growth remained on track. In particular, many markets in Asia, Eastern Europe, the Middle East and Africa continued to mature and provided investors with outstanding returns as well as greater liquidity.

PERFORMANCE ANALYSIS

Morgan Stanley Strategist Fund Class A and D shares outperformed the S&P 500(R) Index, the Lehman Brothers U.S. Government/Credit Index and the Lipper Flexible Portfolio Funds Index for the 12-months ended July 31, 2005, assuming no deduction of applicable sales charges. Class B and C shares underperformed the S&P 500(R) Index and outperformed the Lehman Brothers

U.S. Government/Credit Index and the Lipper Flexible Portfolio Funds Index during the period assuming no deduction of applicable sales charges.

The Fund's allocations throughout the fiscal year were influenced by the global macroeconomic and market conditions discussed above. We entered the summer months of 2004 with a more positive bias toward economically sensitive global industries and a growing skepticism toward interest-rate sensitive sectors, such as bonds, financial services companies and utilities. As the fiscal year progressed, we took steps to further adjust the portfolio's allocations to reflect these general concerns.

In April 2005, we shifted the Fund's targeted asset allocation to a more defensive blend. Targeted equity exposure was reduced from 70 percent of assets to 65 percent, while fixed-income exposure was reduced from 30 percent to 25 percent. Cash was increased from 0 percent to 10 percent. This target allocation represents a continued overweighted stance in equities (65 percent versus an average balanced fund weight of 55 percent), a fixed-income underweight (25 percent versus the 35 percent average balanced fund weight), and a weight of 10 percent cash (equal to that of an average balanced fund).

Several factors led to the initiation of a cash reserve within the Fund, and to an overall more defensive tone toward the fixed-income markets. The U.S. Treasury markets had rallied in response to general economic weakness at the end of the first quarter of 2005. This backdrop provided an opportunity to reduce the Fund's exposure to bonds with longer maturities, capturing what we considered to be attractive valuation levels. The reduction in the equity allocation also reflected profit-taking, as a number of sectors benefited from strong first-quarter earnings reports.

One overriding concern, however, outweighed any asset class-specific rationale for this change. For the first time in this economic cycle, inflationary pressures finally began to manifest themselves in consumer goods and services. After facing spiking commodity prices for three years, companies seemed to have finally reached their limits in terms of absorbing higher costs. Price increases for both goods and services have been seen across the spectrum of consumer goods, a trend that concerns us in light of the Federal Reserve's policy of "measured" increases to the federal funds target rate. Our analysis was that the central bank could grow more vigilant in its attempts to corral inflationary pressures, even if economic growth appeared a bit less robust than last year.

Within the equity portfolio, many broad positioning themes remained constant throughout much of the year. Our two largest strategic allocations were an overweight stance (versus the S&P 500(R) Index) in information technology and an underweight stance in financials. Holdings in industrials, energy and basic materials were additive to performance during the year, but a more cautious view of the utility industry and of real estate investment trusts hurt performance.

At the close of the reporting period, the fixed-income portion of the portfolio was allocated among holdings in U.S. government and agency securities, mortgage-backed securities, corporate credits and cash equivalents. We view the fixed-income allocation as appropriately defensive in the current environment.

We have positioned the portfolio to reflect our view of the likelihood for moderate macroeconomic recovery through early 2006 and for continued profit and cash flow generation in cyclical industries, such as hardware and equipment, chemicals and metals, and industrials. Sectors which could be negatively impacted by a steepening yield curve (financials and utilities) were underweighted versus the S&P 500(R) Index as of the close of the reporting period.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

   TOP 10 HOLDINGS

   U.S. Treasury Notes                                        7.7%
   U.S. Treasury Bonds                                        3.0
   American Express Co.                                       1.7
   Fed. Natl. Mtge. Assoc.                                    1.6
   Corning Inc.                                               1.6
   Coca-Cola Co. (The)                                        1.4
   Motorola Inc.                                              1.4
   Apple Computer, Inc.                                       1.4
   Caterpillar Inc.                                           1.4
   Bank of America Corp.                                      1.4
   General Electric Co.                                       1.3

   PORTFOLIO COMPOSITION*

   Common Stocks                                             70.4%
   U.S. Government Obligations                               11.3
   Short-Term Investments                                     6.7
   Corporate Bonds                                            5.4
   Asset-Backed Securities                                    3.8
   U.S. Government Agency - Mortgage-Backed Securities        2.1
   Foreign Government Obligations                             0.2
   Collateralized Mortgage Obligation                         0.1

DATA AS OF JULY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS.THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* DOES NOT INCLUDE OUTSTANDING SHORT FUTURES WITH AN UNDERLYING FACE AMOUNT OF $26,238,844 WITH TOTAL UNREALIZED APPRECIATION OF $284,205.

INVESTMENT STRATEGY

THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT ADVISER ALLOCATES THE FUND'S ASSETS BASED ON, AMONG OTHER THINGS, ITS ASSESSMENT OF THE EFFECTS OF ECONOMIC AND MARKET TRENDS ON DIFFERENT SECTORS OF THE MARKET. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN

STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

                  FUND~~    S&P 500(R)(1)     LEHMAN(2)      LIPPER(3)
July 31, 1995   $  10,000     $  10,000       $  10,000      $  10,000
July 31, 1996   $  11,147     $  11,657       $  10,531      $  10,881
July 31, 1997   $  14,461     $  17,732       $  11,667      $  14,022
July 31, 1998   $  16,308     $  21,153       $  12,608      $  15,673
July 31, 1999   $  17,812     $  25,426       $  12,902      $  17,310
July 31, 2000   $  20,091     $  27,707       $  13,639      $  18,388
July 31, 2001   $  18,675     $  23,735       $  15,372      $  17,316
July 31, 2002   $  15,543     $  18,130       $  16,431      $  14,531
July 31, 2003   $  16,973     $  20,061       $  17,600      $  15,869
July 31, 2004   $  18,881     $  22,702       $  18,430      $  17,624
July 31, 2005   $  21,428     $  25,890       $  19,341      $  19,939

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2005

                                          CLASS A SHARES*     CLASS B SHARES**       CLASS C SHARES+     CLASS D SHARES++
                                         (SINCE 07/28/97)     (SINCE 10/31/88)      (SINCE 07/28/97)     (SINCE 07/28/97)
  SYMBOL                                           SRTAX                SRTBX                 SRTCX                SRTDX
  1 YEAR                                           14.23%(4)            13.49%(4)             13.44%(4)            14.60%(4)
                                                    8.23(5)              8.49(5)              12.44(5)                --
  5 YEARS                                           2.09(4)              1.30(4)               1.30(4)              2.31(4)
                                                    0.99(5)              0.96(5)               1.30(5)                --
  10 YEARS                                            --                 7.92(4)                 --                   --
                                                      --                 7.92(5)                 --                   --
  SINCE INCEPTION                                   6.05(4)              9.76(4)               5.24(4)              6.30(4)
                                                    5.34(5)              9.76(5)               5.24(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

~~   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/05 - 07/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                           02/01/05 -
                                                                      02/01/05          07/31/05            07/31/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (5.49% return)                                               $  1,000.00       $   1,054.90         $   4.69
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,020.23         $   4.61

CLASS B
Actual (5.15% return)                                               $  1,000.00       $   1,051.50         $   8.49
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,016.51         $   8.35

CLASS C
Actual (5.12% return)                                               $  1,000.00       $   1,051.20         $   8.14
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,016.86         $   8.00

CLASS D
Actual (5.65% return)                                               $  1,000.00       $   1,056.50         $   3.42
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,021.47         $   3.36

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.92%, 1.67%, 1.60% AND 0.67% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the three-year period but better for the one- and five-year periods. The Board concluded that the Fund's overall performance was competitive with its performance peer group.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the

Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY STRATEGIST FUND
PORTFOLIO OF INVESTMENTS  - JULY 31, 2005

NUMBER OF
 SHARES                                                                    VALUE
-------------------------------------------------------------------------------------
            COMMON STOCKS (70.5%)
            ADVERTISING/MARKETING SERVICES (1.2%)
  138,500   Lamar Advertising Co. (Class A)*                          $     6,095,385
   68,400   Omnicom Group, Inc.                                             5,805,108
                                                                      ---------------
                                                                           11,900,493
                                                                      ---------------
            AEROSPACE & DEFENSE (1.5%)
  174,835   Northrop Grumman Corp.                                          9,694,601
  136,300   Raytheon Co.                                                    5,360,679
                                                                      ---------------
                                                                           15,055,280
                                                                      ---------------
            AGRICULTURAL COMMODITIES/MILLING (1.1%)
  491,000   Archer-Daniels-Midland Co.                                     11,263,540
                                                                      ---------------
            APPAREL/FOOTWEAR RETAIL (1.7%)
  463,240   Gap, Inc. (The)                                                 9,778,996
  275,000   Ross Stores, Inc.                                               7,287,500
                                                                      ---------------
                                                                           17,066,496
                                                                      ---------------
            BEVERAGES: NON-ALCOHOLIC (1.4%)
  329,210   Coca-Cola Co. (The)                                            14,406,230
                                                                      ---------------
            BIOTECHNOLOGY (2.3%)
  262,030   Celgene Corp.*                                                 12,538,135
  240,740   Gilead Sciences, Inc.*                                         10,787,559
                                                                      ---------------
                                                                           23,325,694
                                                                      ---------------
            CHEMICALS: AGRICULTURAL (0.6%)
   98,160   Monsanto Co.                                                    6,613,039
                                                                      ---------------
            CHEMICALS: MAJOR DIVERSIFIED (0.6%)
  132,170   Dow Chemical Co. (The)                                          6,337,551
                                                                      ---------------
            COMPUTER COMMUNICATIONS (1.2%)
  656,590   Cisco Systems, Inc.*                                           12,573,699
                                                                      ---------------
            COMPUTER PERIPHERALS (0.8%)
  567,500   EMC Corp.*                                                      7,769,075
                                                                      ---------------
            COMPUTER PROCESSING HARDWARE (2.5%)
  334,000   Apple Computer, Inc.*                                          14,245,100
  271,100   Dell, Inc.*                                                    10,971,417
                                                                      ---------------
                                                                           25,216,517
                                                                      ---------------
            CONTRACT DRILLING (0.7%)
  130,910   Diamond Offshore Drilling, Inc.                                 7,469,725
                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                   VALUE
-------------------------------------------------------------------------------------
            DEPARTMENT STORES (1.1%)
  189,650   Kohl's Corp.*                                             $    10,686,777
                                                                      ---------------
            DISCOUNT STORES (1.3%)
  279,140   Costco Wholesale Corp.                                         12,832,066
                                                                      ---------------
            ELECTRICAL PRODUCTS (1.7%)
  175,610   Emerson Electric Co.                                           11,555,138
  186,400   Spectrum Brands, Inc.*                                          5,778,400
                                                                      ---------------
                                                                           17,333,538
                                                                      ---------------
            ELECTRONIC COMPONENTS (0.5%)
  359,320   Flextronics International Ltd. (Singapore)*                     4,865,193
                                                                      ---------------
            ELECTRONIC PRODUCTION EQUIPMENT (0.7%)
  394,400   Applied Materials, Inc.                                         7,280,624
                                                                      ---------------
            ENVIRONMENTAL SERVICES (1.0%)
  354,930   Waste Management, Inc.                                          9,980,632
                                                                      ---------------
            FINANCIAL CONGLOMERATES (3.4%)
  206,760   American Express Co.                                           11,371,800
  269,490   Citigroup, Inc.                                                11,722,815
  318,500   JPMorgan Chase & Co.                                           11,192,090
                                                                      ---------------
                                                                           34,286,705
                                                                      ---------------
            FOOD: MAJOR DIVERSIFIED (1.0%)
  218,160   Kellogg Co.                                                     9,884,830
                                                                      ---------------
            FOOD: MEAT/FISH/DAIRY (1.0%)
  277,500   Dean Foods Co.*                                                 9,906,750
                                                                      ---------------
            HOUSEHOLD/PERSONAL CARE (0.7%)
  125,050   Colgate-Palmolive Co.                                           6,620,147
                                                                      ---------------
            INDUSTRIAL CONGLOMERATES (1.3%)
  391,720   General Electric Co.                                           13,514,340
                                                                      ---------------
            INFORMATION TECHNOLOGY SERVICES (1.2%)
  145,840   International Business Machines Corp.                          12,171,806
                                                                      ---------------
            INTEGRATED OIL (2.0%)
  114,540   BP PLC (ADR) (United Kingdom)                                   7,545,895
  129,200   Exxon Mobil Corp.                                               7,590,500
   85,000   Royal Dutch Shell PLC (ADR) (Class A) (Netherlands)             5,208,800
                                                                      ---------------
                                                                           20,345,195
                                                                      ---------------
            INTERNET SOFTWARE/SERVICES (0.8%)
  422,600   Siebel Systems, Inc.                                            3,549,840
  130,000   Yahoo!, Inc.*                                                   4,334,200
                                                                      ---------------
                                                                            7,884,040
                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                    VALUE
-------------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERS (1.1%)
  336,150   Ameritrade Holding Corp.*                                 $     6,565,009
  300,000   Schwab (Charles) Corp. (The)                                    4,110,000
                                                                      ---------------
                                                                           10,675,009
                                                                      ---------------
            MAJOR BANKS (2.8%)
  313,240   Bank of America Corp.                                          13,657,264
  218,400   KeyCorp                                                         7,478,016
  111,990   Wells Fargo & Co.                                               6,869,467
                                                                      ---------------
                                                                           28,004,747
                                                                      ---------------
            MAJOR TELECOMMUNICATIONS (1.1%)
  332,280   AT&T Corp.                                                      6,579,144
  167,000   SBC Communications, Inc.                                        4,083,150
                                                                      ---------------
                                                                           10,662,294
                                                                      ---------------
            MEDIA CONGLOMERATES (1.3%)
  766,880   Time Warner, Inc.*                                             13,052,298
                                                                      ---------------
            MEDICAL SPECIALTIES (3.3%)
  188,100   Bard (C.R.), Inc.                                              12,563,199
  196,340   Fisher Scientific International, Inc.*                         13,164,597
  189,900   Hospira, Inc.*                                                  7,263,675
                                                                      ---------------
                                                                           32,991,471
                                                                      ---------------
            MOTOR VEHICLES (1.1%)
  441,240   Honda Motor Co., Ltd. (ADR) (Japan)                            11,370,755
                                                                      ---------------
            OIL & GAS PRODUCTION (0.9%)
  146,000   Burlington Resources, Inc.                                      9,360,060
                                                                      ---------------
            OIL REFINING/MARKETING (0.8%)
  101,820   Ashland Inc,                                                    6,256,839
   24,070   Marathon Oil Corp.                                              1,404,725
                                                                      ---------------
                                                                            7,661,564
                                                                      ---------------
            OILFIELD SERVICES/EQUIPMENT (1.9%)
  188,200   Halliburton Co.                                                10,548,610
  132,060   Smith International, Inc.                                       8,972,156
                                                                      ---------------
                                                                           19,520,766
                                                                      ---------------
            OTHER CONSUMER SERVICES (1.2%)
  300,000   eBay, Inc.*                                                    12,534,000
                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                    VALUE
-------------------------------------------------------------------------------------
            PACKAGED SOFTWARE (2.8%)
  394,200   Microsoft Corp.                                           $    10,095,462
  804,600   Oracle Corp.*                                                  10,926,468
  344,140   Sybase, Inc.*                                                   7,323,299
                                                                      ---------------
                                                                           28,345,229
                                                                      ---------------
            PHARMACEUTICALS: MAJOR (4.1%)
  178,840   Johnson & Johnson                                              11,438,606
  159,700   Lilly (Eli) & Co.                                               8,994,304
  410,670   Pfizer, Inc.                                                   10,882,755
  218,320   Wyeth                                                           9,988,140
                                                                      ---------------
                                                                           41,303,805
                                                                      ---------------
            PROPERTY - CASUALTY INSURERS (1.1%)
  178,600   Allstate Corp. (The)                                           10,941,036
                                                                      ---------------
            RAILROADS (1.8%)
   72,110   Burlington Northern Santa Fe Corp.                              3,911,968
  148,780   CSX Corp.                                                       6,775,441
  107,500   Union Pacific Corp.                                             7,558,325
                                                                      ---------------
                                                                           18,245,734
                                                                      ---------------
            REGIONAL BANKS (0.5%)
  177,860   AmSouth Bancorporation                                          4,964,073
                                                                      ---------------
            SEMICONDUCTORS (2.4%)
  265,821   Freescale Semiconductor Inc. (Class B)*                         6,844,891
  277,450   Intel Corp.                                                     7,529,993
  472,400   Micron Technology, Inc.*                                        5,612,112
  481,213   Taiwan Semiconductor Manufacturing Co.
            Ltd. (ADR) (Taiwan)                                             4,133,620
                                                                      ---------------
                                                                           24,120,616
                                                                      ---------------
            SPECIALTY STORES (1.0%)
  217,320   Bed Bath & Beyond Inc.*                                         9,974,988
                                                                      ---------------
            SPECIALTY TELECOMMUNICATIONS (0.8%)
  600,000   Citizens Communications Co.                                     7,884,000
                                                                      ---------------
            STEEL (0.7%)
  123,500   Nucor Corp.                                                     6,848,075
                                                                      ---------------
            TELECOMMUNICATION EQUIPMENT (4.2%)
  844,550   Corning, Inc.*                                                 16,088,678
  679,110   Motorola, Inc.                                                 14,383,550
  743,870   Nokia Corp. (ADR) (Finland)                                    11,864,726
                                                                      ---------------
                                                                           42,336,954
                                                                      ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                    VALUE
-------------------------------------------------------------------------------------
            TOBACCO (0.9%)
  132,820   Altria Group, Inc.                                        $     8,893,627
                                                                      ---------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (1.4%)
  262,920   Caterpillar Inc.                                               14,174,017
                                                                      ---------------
            TOTAL COMMON STOCKS
             (COST $507,684,198)                                          710,455,100
                                                                      ---------------

PRINCIPAL
AMOUNT IN                                                    COUPON     MATURITY
THOUSANDS                                                     RATE        DATE
-------------                                                ------     --------
                CORPORATE BONDS (5.4%)
                ADVERTISING/MARKETING SERVICES (0.0%)
$         385   WPP Finance (UK) Corp. (United Kingdom)       5.875%    06/15/14            398,133
                                                                                    ---------------
                AEROSPACE & DEFENSE (0.2%)
          350   Northrop Grumman Corp.                        4.079     11/16/06            347,539
          199   Raytheon Co.                                  6.15      11/01/08            207,682
           55   Raytheon Co.                                  8.30      03/01/10             62,682
          834   Systems 2001 Asset Trust - 144A**
                 (Cayman Islands)                             6.664     09/15/13            892,587
                                                                                    ---------------
                                                                                          1,510,490
                                                                                    ---------------
                AIR FREIGHT/COURIERS (0.0%)
          335   Fedex Corp.                                   2.65      04/01/07            325,356
                                                                                    ---------------
                AIRLINES (0.1%)
          824   America West Airlines, Inc. (Series 01-1)     7.10      04/02/21            852,994
          295   Southwest Airlines Co. (Series 01-1)          5.496     11/01/06            298,689
                                                                                    ---------------
                                                                                          1,151,683
                                                                                    ---------------
                BEVERAGES: ALCOHOLIC (0.1%)
          510   FBG Finance Ltd. - 144A** (Australia)         5.125     06/15/15            502,063
          545   Miller Brewing Co. - 144A**                   4.25      08/15/08            538,383
                                                                                    ---------------
                                                                                          1,040,446
                                                                                    ---------------
                CABLE/SATELLITE TV (0.2%)
          135   Comcast Cable Communications Inc.             6.75      01/30/11            146,972
          205   Comcast Corp.                                 6.50      01/15/15            225,029
          455   Cox Communications, Inc.                      4.625     01/15/10            447,633
           60   Lenfest Communications, Inc.                  7.625     02/15/08             63,961
          490   TCI Communications, Inc.                      7.875     02/15/26            599,949
                                                                                    ---------------
                                                                                          1,483,544
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON     MATURITY
  THOUSANDS                                                   RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------
                CHEMICALS: MAJOR DIVERSIFIED (0.0%)
$         270   ICI Wilmington Inc.                           4.375%    12/01/08    $       265,463
                                                                                    ---------------
                CONTAINERS/PACKAGING (0.1%)
          580   Sealed Air Corp. - 144A**                     5.625     07/15/13            587,190
                                                                                    ---------------
                DEPARTMENT STORES (0.1%)
          300   Federated Department Stores, Inc.             6.625     09/01/08            317,219
          980   May Department Stores Co., Inc.               5.95      11/01/08          1,013,723
                                                                                    ---------------
                                                                                          1,330,942
                                                                                    ---------------
                DRUGSTORE CHAINS (0.2%)
        1,505   CVS Corp.                                     5.625     03/15/06          1,517,240
                                                                                    ---------------
                ELECTRIC UTILITIES (0.6%)
          505   Arizona Public Service Co.                    5.80      06/30/14            531,543
          140   Arizona Public Service Co.                    6.75      11/15/06            143,890
          450   Carolina Power & Light Co.                    5.125     09/15/13            457,020
          305   CC Funding Trust I                            6.90      02/16/07            315,366
          250   Cincinnati Gas & Electric Co.                 5.70      09/15/12            262,048
           45   Columbus Southern Power Co. (Series E)        4.40      12/01/10             44,158
          335   Consolidated Natural Gas Co. (Series A)       5.00      12/01/14            333,275
          460   Consolidated Natural Gas Co. (Series C)       6.25      11/01/11            493,811
          310   Consumers Energy Co. (Series H)               4.80      02/17/09            310,183
          105   Detroit Edison Co. (The)                      6.125     10/01/10            111,675
          385   Detroit Edison Co. (The) - 144A**             4.80      02/15/15            378,095
          205   Entergy Gulf States, Inc.                     3.60      06/01/08            198,955
          340   Entergy Gulf States, Inc.                     3.73++    12/01/09            341,152
          285   Exelon Corp.                                  6.75      05/01/11            311,406
          655   FPL Group Capital Inc.                        3.25      04/11/06            651,033
          230   Pacific Gas & Electric Co.                    6.05      03/01/34            247,447
          105   Panhandle Eastern Pipe Line Co.
                 (Series B)                                   2.75      03/15/07            102,012
          315   Public Service Electric & Gas Co.
                 (Series MTNB)                                5.00      01/01/13            318,700
          155   South Carolina Electric & Gas Co.             5.30      05/15/33            155,684
          240   Texas Eastern Transmission, LP                7.00      07/15/32            285,500
          185   Wisconsin Electric Power Co.                  3.50      12/01/07            181,046
                                                                                    ---------------
                                                                                          6,173,999
                                                                                    ---------------
                ELECTRICAL PRODUCTS (0.1%)
          520   Cooper Industries Inc.                        5.25      07/01/07            525,996
                                                                                    ---------------
                ELECTRONICS/APPLIANCES (0.0%)
          260   LG Electronics Inc. - 144A** (South Korea)    5.00      06/17/10            255,842
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON     MATURITY
  THOUSANDS                                                   RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------
                FINANCE/RENTAL/LEASING (0.5%)
$         395   CIT Group, Inc.                               2.875%    09/29/06    $       388,582
            5   CIT Group, Inc.                               7.375     04/02/07              5,234
          700   Countrywide Home Loans, Inc. (Series MTN)     3.25      05/21/08            674,720
          105   Ford Motor Credit Co.                         7.25      10/25/11            103,470
          100   Ford Motor Credit Co.                         7.375     10/28/09             99,867
          100   MBNA Capital I (Series A)                     8.278     12/01/26            108,036
          630   MBNA Corp. (Series F)                         3.64++    05/05/08            635,701
          440   MBNA Corp.                                    6.125     03/01/13            471,580
          675   Nationwide Building Society - 144A**
                 (United Kingdom)                             4.25      02/01/10            662,954
          470   Residential Capital Corp. - 144A**            6.375     06/30/10            478,052
          310   SLM Corp. (Series A)                          4.00      01/15/10            301,521
          580   SLM Corp. (Series MTNA)                       5.00      10/01/13            583,747
                                                                                    ---------------
                                                                                          4,513,464
                                                                                    ---------------
                FINANCIAL CONGLOMERATES (0.4%)
          920   Chase Manhattan Corp.                         6.00      02/15/09            961,300
          275   Citicorp                                      6.75      08/15/05            275,285
          660   Citigroup Inc.                                5.625     08/27/12            691,613
          530   Citigroup Inc.                                5.75      05/10/06            536,401
          530   Citigroup Inc.                                6.00      02/21/12            566,830
          180   General Electric Capital Corp.
                 (Series MTNA)                                4.25      12/01/10            177,103
           55   General Electric Capital Corp.
                 (Series MTNA)                                4.75      09/15/14             54,685
          800   General Electric Capital Corp.
                 (Series MTNA)                                6.75      03/15/32            962,463
          100   General Motors Acceptance Corp.               4.50      07/15/06             99,198
                                                                                    ---------------
                                                                                          4,324,878
                                                                                    ---------------
                FOOD: MAJOR DIVERSIFIED (0.0%)
          345   Kraft Foods Inc.                              5.625     11/01/11            360,737
                                                                                    ---------------
                FOREST PRODUCTS (0.0%)
          165   Weyerhaeuser Co.                              6.00      08/01/06            167,440
                                                                                    ---------------
                GAS DISTRIBUTORS (0.1%)
          325   NiSource Finance Corp.                        3.854++   11/23/09            326,634
          415   Ras Laffan Liquid Natural
                 Gas Co. Ltd. - 144A** (Qatar)                8.294     03/15/14            487,632
          305   Sempra Energy                                 4.621     05/17/07            305,029
                                                                                    ---------------
                                                                                          1,119,295
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON     MATURITY
  THOUSANDS                                                   RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------
                HOME FURNISHINGS (0.0%)
$         290   Mohawk Industries, Inc. (Series D)            7.20%     04/15/12    $       325,052
                                                                                    ---------------
                HOTELS/RESORTS/CRUISELINES (0.1%)
          510   Hyatt Equities LLC - 144A**                   6.875     06/15/07            522,619
          760   Marriott International, Inc. (Series E)       7.00      01/15/08            800,228
                                                                                    ---------------
                                                                                          1,322,847
                                                                                    ---------------
                HOUSEHOLD/PERSONAL CARE (0.1%)
          590   Clorox Co. (The)                              3.525++   12/14/07            591,182
                                                                                    ---------------
                INDUSTRIAL CONGLOMERATES (0.1%)
          245   Hutchison Whampoa
                 International Ltd. - 144A** (Kyrgyzstan)     5.45      11/24/10            250,455
          335   Hutchison Whampoa
                 International Ltd. - 144A** (Kyrgyzstan)     6.50      02/13/13            358,096
          330   Textron Financial Corp. (Series E)            4.125     03/03/08            326,801
                                                                                    ---------------
                                                                                            935,352
                                                                                    ---------------
                INSURANCE BROKERS/SERVICES (0.2%)
        1,055   Farmers Exchange Capital - 144A**             7.05      07/15/28          1,111,297
          805   Marsh & McLennan Companies, Inc.              5.375     07/15/14            779,438
                                                                                    ---------------
                                                                                          1,890,735
                                                                                    ---------------
                INVESTMENT BANKS/BROKERS (0.1%)
          360   Goldman Sachs Group Inc. (The)                5.25      10/15/13            365,777
          640   Goldman Sachs Group Inc. (The)                6.60      01/15/12            699,224
                                                                                    ---------------
                                                                                          1,065,001
                                                                                    ---------------
                MAJOR BANKS (0.2%)
          195   Bank of New York Co., Inc. (The)              5.20      07/01/07            197,443
          250   Bank of New York Co., Inc.
                (The) (Series BKNT)                           3.80      02/01/08            246,181
          485   FleetBoston Financial Corp.                   7.25      09/15/05            486,877
          280   HSBC Finance Corp.                            6.75      05/15/11            306,149
          325   Huntington National Bank (Series BKNT)        4.375     01/15/10            320,838
                                                                                    ---------------
                                                                                          1,557,488
                                                                                    ---------------
                MAJOR TELECOMMUNICATIONS (0.2%)
          530   Deutsche Telekom International
                 Finance NV (Netherlands)                     8.75      06/15/30            711,143
          530   France Telecom S.A. - 144A** (France)         9.25      03/01/31            732,164
          150   Sprint Capital Corp.                          8.75      03/15/32            207,051
          405   Telecom Italia Capital SpA - 144A**
                 (Luxembourg)                                 4.00      01/15/10            391,187
          345   Telecom Italia Capital SpA (Luxembourg)       4.00      11/15/08            338,492
                                                                                    ---------------
                                                                                          2,380,037
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON     MATURITY
  THOUSANDS                                                   RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------
                MANAGED HEALTH CARE (0.2%)
$         855   Aetna, Inc.                                   7.875%    03/01/11    $       980,306
          530   WellPoint Health Networks Inc.                6.375     06/15/06            539,464
                                                                                    ---------------
                                                                                          1,519,770
                                                                                    ---------------
                MEDIA CONGLOMERATES (0.1%)
          325   Time Warner, Inc.                             6.625     05/15/29            357,581
          115   Time Warner, Inc.                             7.70      05/01/32            144,141
                                                                                    ---------------
                                                                                            501,722
                                                                                    ---------------
                MOTOR VEHICLES (0.1%)
          545   DaimlerChrysler North American
                 Holdings Co.                                 8.50      01/18/31            700,642
                                                                                    ---------------
                MULTI-LINE INSURANCE (0.3%)
        1,265   AIG Sun America Global
                 Finance VI - 144A**                          6.30      05/10/11          1,357,700
          575   American General Finance Corp.
                 (Series MTNF)                                5.875     07/14/06            583,266
          910   AXA Financial Inc.                            6.50      04/01/08            954,818
           95   Hartford Financial Services
                 Group, Inc. (The)                            2.375     06/01/06             93,564
          235   International Lease Finance Corp.             3.75      08/01/07            231,726
          305   Two-Rock Pass Through - 144A**
                 (Bahamas)++                                  4.19++    12/31/49            303,097
                                                                                    ---------------
                                                                                          3,524,171
                                                                                    ---------------
                OIL & GAS PRODUCTION (0.1%)
          245   Pemex Project Funding Master Trust            7.375     12/15/14            271,338
          430   Pemex Project Funding Master Trust            8.00      11/15/11            486,115
          420   Pemex Project Funding Master Trust            8.625     02/01/22            510,930
          145   Pemex Project Funding Master Trust            9.125     10/13/10            169,577
                                                                                    ---------------
                                                                                          1,437,960
                                                                                    ---------------
                OTHER METALS/MINERALS (0.0%)
          390   Brascan Corp. (Canada)                        7.125     06/15/12            431,930
                                                                                    ---------------
                PROPERTY - CASUALTY INSURERS (0.1%)
          760   Mantis Reef Ltd. - 144A** (Australia)         4.692     11/14/08            750,663
          515   St. Paul Travelers                            5.01      08/16/07            518,205
                                                                                    ---------------
                                                                                          1,268,868
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON     MATURITY
  THOUSANDS                                                   RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------
                PULP & PAPER (0.0%)
$         305   Sappi Papier Holding AG - 144A**
                 (Austria)                                    6.75 %    06/15/12    $       316,667
                                                                                    ---------------
                RAILROADS (0.1%)
          272   Burlington North Santa Fe Railway Co.         4.575     01/15/21            266,513
          290   Norfolk Southern Corp.                        7.35      05/15/07            303,919
          110   Union Pacific Corp.                           6.625     02/01/08            115,364
          180   Union Pacific Corp.                           6.65      01/15/11            196,624
          100   Union Pacific Corp. - 144A**
                 (Series 2004-2)                              5.214     09/30/14            100,710
          140   Union Pacific Corp. (Series MTNE)             6.79      11/09/07            146,857
                                                                                    ---------------
                                                                                          1,129,987
                                                                                    ---------------
                REAL ESTATE DEVELOPMENT (0.1%)
        1,345   World Financial Properties - 144A**
                 (Series 1996 WFP - B)                        6.91      09/01/13          1,436,088
                                                                                    ---------------
                REAL ESTATE INVESTMENT TRUSTS (0.1%)
          770   EOP Operating L.P.                            6.763     06/15/07            798,187
                                                                                    ---------------
                REGIONAL BANKS (0.1%)
          800   Marshall & Isley Bank (Series BKNT)           3.80      02/08/08            787,192
                                                                                    ---------------
                SAVINGS BANKS (0.2%)
          305   Household Finance Corp.                       4.125     12/15/08            300,104
          230   Household Finance Corp.                       5.875     02/01/09            238,516
          225   Household Finance Corp.                       6.375     10/15/11            241,458
          350   Household Finance Corp.                       6.40      06/17/08            367,195
          100   Sovereign Bank (Series CD)                    4.00      02/01/08             98,885
          470   Washington Mutual Bank                        5.50      01/15/13            483,249
          260   Washington Mutual Inc.                        8.25      04/01/10            293,854
                                                                                    ---------------
                                                                                          2,023,261
                                                                                    ---------------
                TOBACCO (0.1%)
          325   Altria Group, Inc.                            7.00      11/04/13            356,721
          315   Altria Group, Inc.                            7.75      01/15/27            368,362
                                                                                    ---------------
                                                                                            725,083
                                                                                    ---------------
                TRUCKS/CONSTRUCTION/FARM MACHINERY (0.1%)
          635   Caterpillar Financial Services Corp.
                 (Series MTNF)                                3.35++    08/20/07            636,187
          190   Caterpillar Financial Services Corp.
                 (Series MTNF)                                3.625     11/15/07            186,312
                                                                                    ---------------
                                                                                            822,499
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON     MATURITY
  THOUSANDS                                                   RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------
                WIRELESS TELECOMMUNICATIONS (0.0%)
$         250   AT&T Wireless Services, Inc.                 8.75 %     03/01/31    $       346,442
                                                                                    ---------------
                TOTAL CORPORATE BONDS
                (COST $53,163,073)                                                       54,890,300
                                                                                    ---------------
                ASSET-BACKED SECURITIES (3.8%)
                FINANCE/RENTAL/LEASING
        2,300   American Express Credit Account
                 Master Trust 2001-2 A                        5.53      10/15/08          2,322,044
        1,500   American Express Credit Account
                 Master Trust 2002-3 A                        3.498++   12/15/09          1,503,520
        2,100   American Express Credit Account
                 Master Trust 2003-3 A                        3.498++   11/15/10          2,106,064
           86   Asset Backed Funding Certificates
                 2004-HE1 A1                                  3.59++    06/25/22             85,780
          878   Asset Backed Funding Certificates
                 2005-WF1 A2A                                 3.54++    01/25/35            878,480
        1,225   Banc of America Securities Auto Trust
                 2005-WF1 A3                                  3.99      08/18/09          1,217,425
          302   Capital Auto Receivables Asset Trust
                 2003-2 A3A                                   1.44      02/15/07            299,818
          850   Capital Auto Receivables Asset Trust
                 2003-3 A3B                                   3.468++   01/15/08            851,074
        1,250   Capital Auto Receivables Asset Trust
                 2005-1 A4                                    4.05      07/15/09          1,244,048
        1,050   Caterpillar Financial Asset Trust 2005-A A3   3.90      02/25/09          1,042,570
        2,960   Chase Credit Card Master Trust 2001-4 A       5.50      11/17/08          2,998,975
          500   CIT Equipment Collateral 2004-EF1 A3          3.50      09/20/08            492,675
        2,230   Citibank Credit Card Issuance Trust
                 2000-A1 A1                                   6.90      10/15/07          2,245,475
          800   CNH Equipment Trust 2005-A A3                 4.02      04/15/09            795,591
          950   Daimler Chrysler Auto Trust 2005-B A3         4.04      09/08/09            945,582
          800   Ford Credit Auto Owner Trust 2005B A3         4.17      01/15/09            798,091
          900   GE Capital Credit Card Master Note Trust
                 2004-2 A                                     3.428++   09/15/10            901,250
          850   GE Dealer Floorplan Master Note Trust
                 2004-1 A                                     3.48++    07/20/08            850,444
        1,500   Harley-Davidson Motorcycle Trust
                 2005-1 A2                                    3.76      12/17/12          1,479,012
          750   Harley-Davidson Motorcycle Trust
                 2005-2 A2                                    4.07      02/15/12            743,789

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON     MATURITY
  THOUSANDS                                                   RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------
$         650   Honda Auto Receivables Owner Trust
                 2005-2 A3                                    3.93 %    01/15/09    $       645,864
          750   Hyundai Auto Receivables Trust
                 2005-A A3                                    3.98      11/16/09            744,369
        1,475   MBNA Credit Card Master Note Trust
                 2003-A3 A3                                   3.508++   08/16/10          1,479,957
        1,550   MBNA Master Credit Card Trust
                 1999-B A                                     5.90      08/15/11          1,626,019
        1,325   Merrill Auto Trust Securitization
                 2005-1 A3                                    4.10      08/25/09          1,318,391
          925   National City Auto Receivables Trust
                 2004-A A4                                    2.88      05/15/11            897,652
          562   Residential Asset Securities Corp.
                 2004-KSB AI1                                 3.62++    10/25/22            562,201
          275   TXU Electric Delivery Transition
                 Bond Co. LLC 2004-1 A2                       4.81      11/17/14            276,289
        1,600   USAA Auto Owner Trust 2004-2 A-4              3.58      02/15/11          1,575,631
        1,550   USAA Auto Owner Trust 2004-3 A3               3.16      02/17/09          1,529,097
          975   USAA Auto Owner Trust 2005-1 A3               3.90      07/15/09            968,597
          850   Volkswagen Auto Lease Trust 2005-A A3         3.82      05/20/08            845,120
          606   Wachovia Auto Owner Trust 2004-B A2           2.40      05/21/07            604,257
          525   Wachovia Auto Owner Trust 2004-B A3           2.91      04/20/09            517,039
          650   Wachovia Auto Owner Trust 2005-A A3           4.06      09/21/09            646,914
          500   World Omni Auto Receivables Trust
                 2004-A A3                                    3.29      11/12/08            494,616
                                                                                    ---------------
                TOTAL ASSET-BACKED SECUIRTIES
                 (COST $38,589,405)                                                      38,533,720
                                                                                    ---------------
                FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
          870   United Mexican States (Mexico)
                 (Series MTN)                                 8.00      09/24/22          1,044,000
          535   United Mexican States (Mexico)
                 (Series MTN)                                 8.30      08/15/31            662,597
          280   United Mexican States (Mexico)
                 (Series MTN)                                 8.375     01/14/11            321,860
                                                                                    ---------------
                FOREIGN GOVERNMENT OBLIGATIONS
                 (COST $1,745,155)                                                        2,028,457
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON             MATURITY
  THOUSANDS                                                   RATE                DATE              VALUE
--------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY -
                MORTGAGE-BACKED SECURITIES (2.0%)
                Federal Home Loan Mortgage Corp. Gold
$       1,128                                                6.50 %       05/01/29 - 12/01/32  $     1,168,478
          244                                                7.50         01/01/30 - 08/01/32          261,449
           13                                                8.00              07/01/30                 14,030
                Federal Home Loan Mortgage Corp.
        2,080                                                5.125             11/07/13              2,084,383
        1,412                                                7.50         11/01/29 - 10/01/32        1,508,204
                Federal National Mortgage Assoc.
        5,165                                                4.25+             08/15/10              5,125,312
        1,144                                                6.50         12/01/29 - 01/01/33        1,186,324
        2,634                                                7.00         12/01/17 - 09/01/32        2,773,914
        2,825                                                7.50         07/01/29 - 03/01/32        3,012,726
        3,657                                                8.00         05/01/09 - 01/01/32        3,929,063
                                                                                               ---------------
                TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-
                 BACKED SECURITIES(COST $20,932,626)                                                21,063,883
                                                                                               ---------------
                U.S. GOVERNMENT OBLIGATIONS (11.4%)
                U.S. Treasury Bonds
          250                                                5.50              08/15/28                284,199
        5,400                                                6.125             08/15/29              6,655,505
        1,295                                                6.375             08/15/27              1,622,191
        5,550                                                8.125             08/15/19              7,635,157
        9,900                                                8.125             08/15/21             13,935,804
                U.S. Treasury Notes
        8,025                                                3.50              11/15/06              7,983,310
       41,500                                                3.625             05/15/13             39,968,069
        4,850                                                3.875             02/15/13              4,746,370
       24,400                                                4.25              08/15/13             24,438,137
          850                                                4.375             08/15/12                861,920
                U.S. Treasury Strips
       11,750                                                0.00              02/15/25              4,795,152
          755                                                0.00              02/15/25                306,940
        3,250                                                0.00              02/15/27              1,217,723
                                                                                               ---------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (COST $110,934,042)                                                               114,450,477
                                                                                               ---------------
                COLLATERALIZED MORTGAGE OBLIGATION (0.1%)
        3,400   Federal National Mortgage Assoc. 2005 -
                 68 XI (IO) (COST $510,000)                  6.00              08/25/35                586,500
                                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                  COUPON           MATURITY
  THOUSANDS                                                   RATE              DATE               VALUE
--------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (6.7%)
                U.S. GOVERNMENT OBLIGATION (a) (0.0%)
$         250   U.S. Treasury Bill***
                 (COST $246,185)                             3.35%             01/12/06        $       246,185
                                                                                               ---------------
                REPURCHASE AGREEMENT (6.7%)
       67,148   Joint repurchase agreement account
                 (dated 07/29/05; proceeds $67,166,410) (b)
                 (COST $67,148,000)                          3.29              08/01/05             67,148,000
                                                                                               ---------------
                TOTAL SHORT-TERM INVESTMENTS
                 (COST $67,394,185)                                                                 67,394,185
                                                                                               ---------------
                TOTAL INVESTMENTS
                 (COST $800,952,684) (c) (d)                                   100.1%            1,009,402,622
                LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.1)               (1,038,384)
                                                                               -----           ---------------
                NET ASSETS                                                     100.0%          $ 1,008,364,238
                                                                               =====           ===============

----------
     ADR  AMERICAN DEPOSITARY RECEIPT.
     IO   INTEREST-ONLY SECURITY.
     *    NON-INCOME PRODUCING SECURITY.
     **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     *** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $74,900.
     ~~   FOREIGN ISSUED SECURITY WITH PERPETUAL MATURITY.
     +    SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS.
     ++   VARIABLE RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT JULY 31,
          2005.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $32,123,909, IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS, A DELAYED DELIVERY BASIS AND OPEN FUTURES CONTRACTS.
     (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $806,680,928. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $211,774,776 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $9,053,082, RESULTING IN NET UNREALIZED APPRECIATION OF $202,721,694.

FUTURES CONTRACTS OPEN AT JULY 31, 2005:

NUMBER OF                              DESCRIPTION, DELIVERY             UNDERLYING FACE       UNREALIZED
CONTRACTS        LONG/SHORT               MONTH AND YEAR                 AMOUNT AT VALUE      APPRECIATION
----------------------------------------------------------------------------------------------------------
    98             Short             U.S. Treasury Notes 2 Year,          $ (20,235,469)        $ 166,866
                                     September 2005
    56             Short             U.S. Treasury Notes 5 Year,             (6,003,375)          117,339
                                      September 2005
                                                                                                ---------
                                      Total unrealized appreciation                             $ 284,205
                                                                                                =========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2005

ASSETS:
Investments in securities, at value (cost $800,952,684)                  $   1,009,402,622
Receivable for:
    Interest                                                                     2,795,550
    Investments sold                                                             2,432,847
    Shares of beneficial interest sold                                             819,704
    Dividends                                                                      623,257
    Variation margin                                                                48,733
    Foreign withholding taxes reclaimed                                              4,316
Prepaid expenses and other assets                                                   69,855
                                                                         -----------------
    TOTAL ASSETS                                                             1,016,196,884
                                                                         -----------------
LIABILITIES:
Payable for:
    Investments purchased                                                        5,592,170
    Shares of beneficial interest redeemed                                       1,127,787
    Distribution fee                                                               483,653
    Investment advisory fee                                                        358,978
    Administration fee                                                              68,377
Payable to bank                                                                      6,617
Accrued expenses and other payables                                                195,064
                                                                         -----------------
    TOTAL LIABILITIES                                                            7,832,646
                                                                         -----------------
    NET ASSETS                                                           $   1,008,364,238
                                                                         =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $     882,495,195
Net unrealized appreciation                                                    208,734,702
Accumulated undistributed net investment income                                  1,285,177
Accumulated net realized loss                                                  (84,150,836)
                                                                         -----------------
    NET ASSETS                                                           $   1,008,364,238
                                                                         =================
CLASS A SHARES:
Net Assets                                                               $     510,015,624
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       27,848,771
    NET ASSET VALUE PER SHARE                                            $           18.31
                                                                         =================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $           19.32
                                                                         =================
CLASS B SHARES:
Net Assets                                                               $     398,020,672
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       21,682,707
    NET ASSET VALUE PER SHARE                                            $           18.36
                                                                         =================
CLASS C SHARES:
Net Assets                                                               $      41,621,262
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        2,281,689
    NET ASSET VALUE PER SHARE                                            $           18.24
                                                                         =================
CLASS D SHARES:
Net Assets                                                               $      58,706,680
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        3,201,483
    NET ASSET VALUE PER SHARE                                            $           18.34
                                                                         =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2005

NET INVESTMENT INCOME:
INCOME
Interest                                                                 $      13,197,223
Dividends (net of $129,662 foreign withholding tax)                             12,752,736
                                                                         -----------------
    TOTAL INCOME                                                                25,949,959
                                                                         -----------------
EXPENSES

Distribution fee (Class A shares)                                                  451,637
Distribution fee (Class B shares)                                                7,895,928
Distribution fee (Class C shares)                                                  412,183
Investment advisory fee                                                          4,931,174
Transfer agent fees and expenses                                                 1,359,232
Administration fee                                                                 636,066
Shareholder reports and notices                                                    142,889
Professional fees                                                                   79,053
Registration fees                                                                   62,037
Custodian fees                                                                      45,908
Trustees' fees and expenses                                                         23,664
Other                                                                               88,104
                                                                         -----------------
    TOTAL EXPENSES                                                              16,127,875
                                                                         -----------------
    NET INVESTMENT INCOME                                                        9,822,084
                                                                         -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:

Investments                                                                     92,567,276
Futures contracts                                                                 (959,188)
                                                                         -----------------
    NET REALIZED GAIN                                                           91,608,088
                                                                         -----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:

Investments                                                                     35,403,999
Futures contracts                                                                  649,310
                                                                         -----------------
    NET APPRECIATION                                                            36,053,309
                                                                         -----------------
    NET GAIN                                                                   127,661,397
                                                                         -----------------
NET INCREASE                                                             $     137,483,481
                                                                         =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR        FOR THE YEAR
                                                                                ENDED               ENDED
                                                                             JULY 31, 2005      JULY 31, 2004
                                                                           ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                      $      9,822,084    $      6,920,566
Net realized gain                                                                91,608,088         107,937,929
Net change in unrealized appreciation                                            36,053,309          18,496,783
                                                                           ----------------    ----------------
    NET INCREASE                                                                137,483,481         133,355,278
                                                                           ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                   (2,900,467)           (801,953)
Class B shares                                                                   (5,549,576)         (6,130,739)
Class C shares                                                                     (347,195)           (254,636)
Class D shares                                                                   (1,059,379)         (1,005,940)
                                                                           ----------------    ----------------
    TOTAL DIVIDENDS                                                              (9,856,617)         (8,193,268)
                                                                           ----------------    ----------------
Net decrease from transactions in shares of beneficial interest                (250,828,677)       (187,139,550)
                                                                           ----------------    ----------------

    NET DECREASE                                                               (123,201,813)        (61,977,540)

NET ASSETS:
Beginning of period                                                           1,131,566,051       1,193,543,591
                                                                           ----------------    ----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $1,285,177
AND $227,216, RESPECTIVELY)                                                $  1,008,364,238    $  1,131,566,051
                                                                           ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENT
Effective November 1, 2004, pursuant to an Investment Advisory Agreement the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion; and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,855,351 at July 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended

July 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $891,958 and $9,372, respectively and received $77,416 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended July 31, 2005 aggregated $500,610,244, and $794,492,491, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $209,370,846 and $322,486,870, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $691,600 and $2,190,936 respectively, including a net realized gain of $790,539.

For the year ended July 31, 2005, the Fund incurred brokerage commissions of $217,401 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At July 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $10,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended July 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $9,665. At July 31, 2005, the Fund had an accrued pension liability of $77,893 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures ("future contracts").

Forward contracts and future contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                      FOR THE YEAR                          FOR THE YEAR
                                                          ENDED                                 ENDED
                                                      JULY 31, 2005                         JULY 31, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES            AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                               840,672    $    13,790,598            903,778    $    14,533,257
Conversion from Class B                         26,158,781        452,791,613                 --                 --
Reinvestment of dividends                          148,520          2,628,095             46,974            756,837
Redeemed                                        (2,922,292)       (51,577,863)          (993,765)       (16,018,424)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A              24,225,681        417,632,443            (43,013)          (728,330)
                                           ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                             1,802,497         31,046,194          4,954,252         79,101,285
Conversion to Class A                          (26,189,482)      (452,791,613)                --                 --
Reinvestment of dividends                          279,071          4,808,314            330,204          5,346,630
Redeemed                                       (13,785,546)      (237,957,003)       (16,430,935)      (264,441,706)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                        (37,893,460)      (654,894,108)       (11,146,479)      (179,993,791)
                                           ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                               341,082          5,845,255            682,246         10,833,219
Reinvestment of dividends                           18,201            314,609             14,352            231,305
Redeemed                                          (649,757)       (11,210,612)          (604,217)        (9,773,538)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease (increase) -- Class C                (290,474)        (5,050,748)            92,381          1,290,986
                                           ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                               226,903          3,947,950            493,807          7,927,291
Reinvestment of dividends                           56,499            979,608             57,940            933,078
Redeemed                                          (774,991)       (13,443,822)        (1,027,786)       (16,568,784)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                           (491,589)        (8,516,264)          (476,039)        (7,708,415)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                           (14,449,842)   $  (250,828,677)       (11,573,150)   $  (187,139,550)
                                           ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                   FOR THE YEAR        FOR THE YEAR
                                                       ENDED               ENDED
                                                   JULY 31, 2005       JULY 31, 2004
                                                   -------------       -------------
Ordinary income                                    $   9,856,617       $   8,193,268
                                                   =============       =============

As of July 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                      $   2,305,515
Undistributed long-term gains                                 --
                                                   -------------
Net accumulated earnings                               2,305,515
Capital loss carryforward*                           (79,079,713)
Temporary differences                                    (79,012)
Net unrealized appreciation                          202,722,253
                                                   -------------
Total accumulated earnings                         $ 125,869,043
                                                   =============

*During the year ended July 31, 2005, the Fund utilized $88,350,909 of its net capital loss carryforward. As of July 31, 2005, the Fund had a net capital loss carryforward of $79,079,713 which will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $1,092,494.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the

Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                    FOR THE YEAR ENDED JULY 31,
                                            ---------------------------------------------------------------------------
                                               2005            2004            2003            2002            2001
                                            -----------     -----------     -----------     -----------     -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $     16.28     $     14.72     $     13.53     $     16.43     $     20.64
                                            -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income++                          0.27            0.20            0.14            0.22            0.44
  Net realized and unrealized gain (loss)          2.03            1.58            1.21           (2.84)          (1.55)
                                            -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                        2.30            1.78            1.35           (2.62)          (1.11)
                                            -----------     -----------     -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                           (0.27)          (0.22)          (0.16)          (0.28)          (0.50)
  Net realized gain                                   -               -               -               -           (2.60)
                                            -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                 (0.27)          (0.22)          (0.16)          (0.28)          (3.10)
                                            -----------     -----------     -----------     -----------     -----------

Net asset value, end of period              $     18.31     $     16.28     $     14.72     $     13.53     $     16.43
                                            ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                     14.23%          12.10%          10.11%         (16.14)%         (6.24)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           0.93%           0.95%           0.93%           0.88%           0.85%
Net investment income                              1.48%           1.24%           0.95%           1.44%           2.41%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $   510,016     $    58,968     $    53,951     $    78,583     $   116,383
Portfolio turnover rate                              48%             42%            124%            164%            136%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED JULY 31,
                                                   ---------------------------------------------------------------------------
                                                      2005            2004            2003            2002            2001
                                                   -----------     -----------     -----------     -----------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $     16.29     $     14.73     $     13.54     $     16.43     $     20.65
                                                   -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income++                                 0.11            0.08            0.02            0.10            0.30
  Net realized and unrealized gain (loss)                 2.08            1.58            1.22           (2.84)          (1.57)
                                                   -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment operations            2.19            1.66            1.24           (2.74)          (1.27)
                                                   -----------     -----------     -----------     -----------     -----------
Less dividends and distributions from:
  Net investment income                                  (0.12)          (0.10)          (0.05)          (0.15)          (0.35)
  Net realized gain                                          -               -               -               -           (2.60)
                                                   -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                        (0.12)          (0.10)          (0.05)          (0.15)          (2.95)
                                                   -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                     $     18.36     $     16.29     $     14.73     $     13.54     $     16.43
                                                   ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                            13.49%          11.24%           9.20%         (16.77)%         (7.05)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  1.68%           1.71%           1.73%           1.67%           1.63%
Net investment income                                     0.73%           0.48%           0.15%           0.64%           1.63%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions             $       398     $       971     $     1,042     $     1,216     $     1,827
Portfolio turnover rate                                     48%             42%            124%            164%            136%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED JULY 31,
                                                   ---------------------------------------------------------------------------
                                                      2005            2004            2003            2002            2001
                                                   -----------     -----------     -----------     -----------     -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $     16.21     $     14.66     $     13.46     $     16.36     $     20.57
                                                   -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income++                                 0.13            0.08            0.03            0.10            0.29
  Net realized and unrealized gain (loss)                 2.04            1.57            1.21           (2.83)          (1.55)
                                                   -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                               2.17            1.65            1.24           (2.73)          (1.26)
                                                   -----------     -----------     -----------     -----------     -----------
Less dividends and distributions from:
  Net investment income                                  (0.14)          (0.10)          (0.04)          (0.17)          (0.35)
  Net realized gain                                          -               -               -               -           (2.60)
                                                   -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                        (0.14)          (0.10)          (0.04)          (0.17)          (2.95)
                                                   -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                     $     18.24     $     16.21     $     14.66     $     13.46     $     16.36
                                                   ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                            13.44%          11.25%           9.09%         (16.70)%         (7.00)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  1.65%           1.71%           1.73%           1.67%           1.63%
Net investment income                                     0.76%           0.48%           0.15%           0.64%           1.63%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $    41,621     $    41,697     $    36,351     $    34,727     $    45,612
Portfolio turnover rate                                     48%             42%            124%            164%            136%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED JULY 31,
                                                   ---------------------------------------------------------------------------
                                                      2005            2004            2003            2002            2001
                                                   -----------     -----------     -----------     -----------     -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $     16.29     $     14.73     $     13.55     $     16.45     $     20.67
                                                   -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income++                                 0.30            0.24            0.16            0.26            0.48
  Net realized and unrealized gain (loss)                 2.06            1.58            1.21           (2.85)          (1.56)
                                                   -----------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                               2.36            1.82            1.37           (2.59)          (1.08)
                                                   -----------     -----------     -----------     -----------     -----------

Less dividends and distributions from:
  Net investment income                                  (0.31)          (0.26)          (0.19)          (0.31)          (0.54)
  Net realized gain                                          -               -               -               -           (2.60)
                                                   -----------     -----------     -----------     -----------     -----------
Total dividends and distributions                        (0.31)          (0.26)          (0.19)          (0.31)          (3.14)
                                                   -----------     -----------     -----------     -----------     -----------

Net asset value, end of period                     $     18.34     $     16.29     $     14.73     $     13.55     $     16.45
                                                   ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                            14.60%          12.37%          10.25%         (15.94)%         (6.07)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                  0.68%           0.71%           0.73%           0.67%           0.63%
Net investment income                                     1.73%           1.48%           1.15%           1.64%           2.63%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $    58,707     $    60,177     $    61,423     $    58,834     $    81,594
Portfolio turnover rate                                     48%             42%            124%            164%            136%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY STRATEGIST FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Strategist Fund (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Strategist Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 16, 2005

MORGAN STANLEY STRATEGIST FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                      IN FUND
                          POSITION(S)   OFFICE AND                                     COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN          OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***         HELD BY TRUSTEE
------------------------  -----------  ------------  ------------------------------  -------------  ------------------------------
Michael Bozic (64)        Trustee      Since April   Private Investor; Director or   197            Director of various business
c/o Kramer Levin                       1994          Trustee of the Retail Funds                    organizations.
Naftalis & Frankel LLP                               (since April 1994) and the
Counsel to the                                       Institutional Funds (since
Independent Trustees                                 July 2003); formerly Vice
1177 Avenue of the                                   Chairman of Kmart Corporation
Americas                                             (December 1998-October 2000),
New York, NY 10036                                   Chairman and Chief Executive
                                                     Officer of Levitz Furniture
                                                     Corporation (November
                                                     1995-November 1998) and
                                                     President and Chief Executive
                                                     Officer of Hills Department
                                                     Stores (May 1991-July 1995);
                                                     formerly variously Chairman,
                                                     Chief Executive Officer,
                                                     President and Chief Operating
                                                     Officer (1987-1991) of the
                                                     Sears Merchandise Group of
                                                     Sears, Roebuck & Co.

Edwin J. Garn (72)        Trustee      Since         Consultant; Director or         197            Director of Franklin Covey
1031 N. Chartwell Court                January 1993  Trustee of the Retail Funds                    (time management systems), BMW
Salt Lake City, UT 84103                             (since January 1993) and the                   Bank of North America, Inc.
                                                     Institutional Funds (since                     (industrial loan corporation),
                                                     July 2003); member of the Utah                 Escrow Bank USA (industrial
                                                     Regional Advisory Board of                     loan corporation), United
                                                     Pacific Corp. (utility                         Space Alliance (joint venture
                                                     company); formerly Managing                    between Lockheed Martin and
                                                     Director of Summit Ventures                    the Boeing Company) and Nuskin
                                                     LLC (lobbying and consulting                   Asia Pacific (multilevel
                                                     firm) (2000-2004); United                      marketing); member of the
                                                     States Senator (R-Utah)                        board of various civic and
                                                     (1974-1992) and Chairman,                      charitable organizations.
                                                     Senate Banking Committee
                                                     (1980-1986), Mayor of Salt
                                                     Lake City, Utah (1971-1974),
                                                     Astronaut, Space Shuttle
                                                     Discovery (April 12-19, 1985),
                                                     and Vice Chairman, Huntsman
                                                     Corporation (chemical
                                                     company).

Wayne E. Hedien (71)      Trustee      Since         Retired; Director or Trustee    197            Director of The PMI Group Inc.
c/o Kramer Levin                       September     of the Retail Funds (since                     (private mortgage insurance);
Naftalis & Frankel LLP                 1997          September 1997) and the                        Trustee and Vice Chairman of
Counsel to the                                       Institutional Funds (since                     The Field Museum of Natural
Independent Trustees                                 July 2003); formerly                           History; director of various
1177 Avenue of the                                   associated with the Allstate                   other business and charitable
Americas                                             Companies (1966-1994), most                    organizations.
New York, NY 10036                                   recently as Chairman of The
                                                     Allstate Corporation (March
                                                     1993-December 1994) and
                                                     Chairman and Chief Executive
                                                     Officer of its wholly-owned
                                                     subsidiary, Allstate Insurance
                                                     Company (July 1989-December
                                                     1994).

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                      IN FUND
                          POSITION(S)   OFFICE AND                                     COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN          OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***         HELD BY TRUSTEE
------------------------  -----------  ------------  ------------------------------  -------------  ------------------------------
Dr. Manuel H. Johnson     Trustee      Since July    Senior Partner, Johnson Smick   197            Director of NVR, Inc. (home
(56)                                   1991          International, Inc., a                         construction); Director of KFX
c/o Johnson Smick Group,                             consulting firm; Chairman of                   Energy; Director of RBS
Inc.                                                 the Audit Committee and                        Greenwich Capital Holdings
888 16th Street, NW                                  Director or Trustee of the                     (financial holding company).
Suite 740                                            Retail Funds (since July 1991)
Washington, D.C. 20006                               and the Institutional Funds
                                                     (since July 2003); Co-Chairman
                                                     and a founder of the Group of
                                                     Seven Council (G7C), an
                                                     international economic
                                                     commission; formerly Vice
                                                     Chairman of the Board of
                                                     Governors of the Federal
                                                     Reserve System and Assistant
                                                     Secretary of the U.S.
                                                     Treasury.

Joseph J. Kearns (62)     Trustee      Since July    President, Kearns & Associates  198            Director of Electro Rent
c/o Kearns & Associates                2003          LLC (investment consulting);                   Corporation (equipment
LLC                                                  Deputy Chairman of the Audit                   leasing), The Ford Family
PMB754                                               Committee and Director or                      Foundation, and the UCLA
23852 Pacific Coast                                  Trustee of the Retail Funds                    Foundation.
Highway                                              (since July 2003) and the
Malibu, CA 90265                                     Institutional Funds (since
                                                     August 1994); previously
                                                     Chairman of the Audit
                                                     Committee of the Institutional
                                                     Funds (October 2001-July
                                                     2003); formerly CFO of the
                                                     J. Paul Getty Trust.

Michael E. Nugent (69)    Trustee      Since July    General Partner of Triumph      197            Director of various business
c/o Triumph Capital,                   1991          Capital, L.P., a private                       organizations.
L.P.                                                 investment partnership;
445 Park Avenue                                      Chairman of the Insurance
New York, NY 10022                                   Committee and Director or
                                                     Trustee of the Retail Funds
                                                     (since July 1991) and the
                                                     Institutional Funds (since
                                                     July 2001); formerly Vice
                                                     President, Bankers Trust
                                                     Company and BT Capital
                                                     Corporation (1984-1988).

Fergus Reid (72)          Trustee      Since July    Chairman of Lumelite Plastics   198            Trustee and Director of
c/o Lumelite Plastics                  2003          Corporation; Chairman of the                   certain investment companies
Corporation                                          Governance Committee and                       in the JPMorgan Funds complex
85 Charles Colman Blvd.                              Director or Trustee of the                     managed by J.P. Morgan
Pawling, NY 12564                                    Retail Funds (since July 2003)                 Investment Management Inc.
                                                     and the Institutional Funds
                                                     (since June 1992).

INTERESTED TRUSTEES:

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                      IN FUND
                          POSITION(S)   OFFICE AND                                     COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN          OTHER DIRECTORSHIPS
  INTERESTED TRUSTEE      REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***         HELD BY TRUSTEE
------------------------  -----------  ------------  ------------------------------  -------------  ------------------------------
Charles A. Fiumefreddo    Chairman of  Since July    Chairman and Director or        197            None.
(72)                      the Board    1991          Trustee of the Retail Funds
c/o Morgan Stanley Trust  and Trustee                (since July 1991) and the
Harborside Financial                                 Institutional Funds (since
Center,                                              July 2003); formerly Chief
Plaza Two,                                           Executive Officer of the
Jersey City, NJ 07311                                Retail Funds (until September
                                                     2002).

James F. Higgins (57)     Trustee      Since June    Director or Trustee of the      197            Director of AXA Financial,
c/o Morgan Stanley Trust               2000          Retail Funds (since June 2000)                 Inc. and The Equitable Life
Harborside Financial                                 and the Institutional Funds                    Assurance Society of the
Center,                                              (since July 2003); Senior                      United States (financial
Plaza Two,                                           Advisor of Morgan Stanley                      services).
Jersey City, NJ 07311                                (since August 2000); Director
                                                     of the Distributor and Dean
                                                     Witter Realty Inc.; previously
                                                     President and Chief Operating
                                                     Officer of the Private Client
                                                     Group of Morgan Stanley (May
                                                     1999-August 2000), and
                                                     President and Chief Operating
                                                     Officer of Individual
                                                     Securities of Morgan Stanley
                                                     (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                  TERM OF
                                 POSITION(S)    OFFICE AND
   NAME, AGE AND ADDRESS OF       HELD WITH      LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT     TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  -------------  --------------  -----------------------------------------------------------------
Mitchell M. Merin (51)          President      Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                    Investment Management Inc.; President, Director and Chief
New York, NY 10020                                             Executive Officer of the Investment Adviser and the
                                                               Administrator; Chairman and Director of the Distributor; Chairman
                                                               and Director of the Transfer Agent; Director of various Morgan
                                                               Stanley subsidiaries; President of the Institutional Funds (since
                                                               July 2003) and President of the Retail Funds (since May 1999);
                                                               Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee and President (since
                                                               October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)          Executive      Since April     Principal Executive Officer of Funds in the Fund Complex (since
1221 Avenue of the Americas     Vice           2003            May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020              President and                  Incorporated, Morgan Stanley Investment Management Inc. and
                                Principal                      Morgan Stanley; Managing Director, Chief Administrative Officer
                                Executive                      and Director of the Investment Adviser and the Administrator;
                                Officer                        Director of the Transfer Agent; Managing Director and Director of
                                                               the Distributor; Executive Vice President and Principal Executive
                                                               Officer of the Institutional Funds (since July 2003) and the
                                                               Retail Funds (since April 2003); Director of Morgan Stanley SICAV
                                                               (since May 2004); previously, President and Director of the
                                                               Institutional Funds (March 2001-July 2003) and Chief Global
                                                               Operations Officer and Managing Director of Morgan Stanley
                                                               Investment Management Inc.

Joseph J. McAlinden (62)        Vice           Since July      Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas     President      1995            Adviser and Morgan Stanley Investment Management Inc.; Chief
New York, NY 10020                                             Investment Officer of the Van Kampen Funds; Vice President of the
                                                               Institutional Funds (since July 2003) and the Retail Funds (since
                                                               July 1995).

Barry Fink (50)                 Vice           Since February  General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas     President      1997            December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                             Director (since December 2000), Secretary (since February 1997)
                                                               and Director of the Investment Adviser and the Administrator;
                                                               Vice President of the Retail Funds; Assistant Secretary of Morgan
                                                               Stanley DW; Vice President of the Institutional Funds (since July
                                                               2003); Managing Director, Secretary and Director of the
                                                               Distributor; previously Secretary (February 1997-July 2003) and
                                                               General Counsel (February 1997-April 2004) of the Retail Funds;
                                                               Vice President and Assistant General Counsel of the Investment
                                                               Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (43)            Vice           Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas     President      2004            Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                             Management Inc. and the Investment Adviser, Vice President of the
                                                               Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing
                                                               Director and General Counsel - Americas, UBS Global Asset
                                                               Management (July 2000-July 2004) and General Counsel, Aeltus
                                                               Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (41)               Chief          Since October   Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas     Compliance     2004            Stanley Investment Management (since October 2004); Executive
New York, NY 10020              Officer                        Director of the Investment Adviser and Morgan Stanley Investment
                                                               Management Inc.; formerly Assistant Secretary and Assistant
                                                               General Counsel of the Morgan Stanley Retail Funds.

                                                  TERM OF
                                 POSITION(S)    OFFICE AND
   NAME, AGE AND ADDRESS OF       HELD WITH      LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT     TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  -------------  --------------  -----------------------------------------------------------------
Stefanie V. Chang (38)          Vice           Since July      Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas     President      2003            Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                             Vice President of the Institutional Funds (since December 1997)
                                                               and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance
                                                               US LLP).

Francis J. Smith (39)           Treasurer and  Treasurer       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust        Chief          since July      Administration (since December 2001); previously, Vice President
Harborside Financial Center,    Financial      2003 and Chief  of the Retail Funds (September 2002-July 2003); Vice President of
Plaza Two,                      Officer        Financial       the Investment Adviser and the Administrator (August
Jersey City, NJ 07311                          Officer since   2000-November 2001) and Senior Manager at PricewaterhouseCoopers
                                               September 2002  LLP (January 1998-August 2000).

Thomas F. Caloia (59)           Vice           Since July      Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust        President      2003            of the Investment Adviser, the Distributor and the Administrator;
Harborside Financial Center,                                   previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                                     formerly First Vice President of the Investment Adviser, the
Jersey City, NJ 07311                                          Distributor and the Administrator.

Mary E. Mullin (38)             Secretary      Since July      Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                    2003            Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                             Secretary of the Institutional Funds (since June 1999) and the
                                                               Retail Funds (since July 2003); formerly practiced law with the
                                                               New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                               Slate, Meagher & Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
     FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

     During the fiscal year ended July 31, 2005, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended July 31, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

     Of the Fund's ordinary dividends paid during the fiscal year ended July 31,2005, 25.69% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38585RPTRA05-00762P-Y07/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                 STRATEGIST FUND


                                                                   ANNUAL REPORT
                                                                   JULY 31, 2005


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

     2005

                                               REGISTRANT         COVERED ENTITIES(1)
         AUDIT FEES                            $       33,836                     N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES                $          540(2)  $         3,215,745(2)
             TAX FEES                          $        5,393(3)  $            24,000(4)
             ALL OTHER FEES                    $            -     $                 -
         TOTAL NON-AUDIT FEES                  $        5,933     $         3,239,745

         TOTAL                                 $       39,769     $         3,239,745

     2004

                                               REGISTRANT         COVERED ENTITIES(1)
         AUDIT FEES                            $       32,344                     N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES                $          452(2)  $         3,225,276(2)
             TAX FEES                          $        4,780(3)  $           610,053(4)
             ALL OTHER FEES                    $            -     $                 -(5)
         TOTAL NON-AUDIT FEES                  $        5,232     $         3,835,329

         TOTAL                                 $       37,576     $         3,835,329

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.


Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)  Not applicable.


Item 6.  Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.


Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9.  Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005